Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Unrecognized tax benefits - Balance at beginning of year	$ 4,360	$ 5,969
Unrecognized tax benefits - Increases for tax positions related to the current year	217	324
Unrecognized tax benefits - Increases for tax positions related to prior years	848	562
Unrecognized tax benefits - Decreases for tax positions related to prior years	(1,066)	(1,989)
Unrecognized tax benefits - lapse of statute of limitations	0	(44)
Unrecognized tax benefits - Settlements	182	(462)
Unrecognized tax benefits - Balance at end of year	4,541	4,360
Unrecognized tax benefits - Accrued interest and penalties	1,312	1,329
Gross unrecognized income tax benefits	5,853	5,689
Less: Deferred federal and state income tax benefits	(797)	(817)
Less: Tax attributable to timing items included above	(2,331)	(2,073)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 2,725	$ 2,799